Consolidated Statement of Changes in Shareholders' Equity - CAD ($)	Total	Share Capital [Member]	Shares to be Issued [Member]	Warrants [Member]	Contributed Surplus [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]
Balance at beginning of period at Dec. 31, 2019	$ 42,701,757	$ 170,622,599	$ 0	$ 1,367,901	$ 5,300,480	$ (134,589,223)	$ 0
Balance at beginning of period (in shares) at Dec. 31, 2019		90,438,009
Changes in equity [abstract]
Net (loss) income	19,040,154	$ 0		0	0	19,040,154	0
Other comprehensive income	45,680,940	0		0	0	0	45,680,940
Shares issued for equity raises	7,494,623	$ 4,731,093		2,763,530	0	0	0
Shares issued for equity raises (in shares)		5,750,456
Shares issued on vesting/exercise of RSU	0	$ 1,804,260		0	(1,804,260)	0	0
Shares issued on vesting/exercise of RSU (in shares)		543,359
Shares issued on exercise of options	37,997	$ 69,176		0	(31,179)	0	0
Shares issued on exercise of options (in shares)		33,333
Shares issued on exercise of warrants	800,116	$ 1,004,162		(204,046)	0	0	0
Shares issued on exercise of warrants (in shares)		480,066
Expiry of broker warrants	0	$ 0		(1,367,901)	1,367,901	0	0
Share based payments	(284,434)	0		0	(284,434)	0	0
Share based payments tax withholding	(68,669)	0		0	(68,669)	0	0
Shares to be issued	398,317	0	398,317	0	0	0	0
Loss on retirement of Bitfury debt	(245,922)	0		0	(245,922)	0	0
Balance at ending of period at Dec. 31, 2020	$ 115,554,879	$ 178,231,290	398,317	2,559,484	4,233,917	(115,549,069)	45,680,940
Balance at ending of period (in shares) at Dec. 31, 2020	90,438,009	97,245,223
Changes in equity [abstract]
Net (loss) income	$ (72,710,434)	$ 0		0	0	(72,710,434)	0
Other comprehensive income	57,859,417	0		0	0	0	57,859,417
Shares issued for equity raises	319,715,982	$ 314,756,418		4,959,564	0	0	0
Shares issued for equity raises (in shares)		58,682,500
Shares issued on vesting/exercise of RSU	0	$ 990,284		0	(990,284)	0	0
Shares issued on vesting/exercise of RSU (in shares)		317,313
Shares issued on vesting of DSU	0	$ 48,270		0	(48,270)	0	0
Shares issued on vesting of DSU (in shares)		42,500
Shares issued on exercise of options	722,538	$ 1,206,682		0	(484,144)	0	0
Shares issued on exercise of options (in shares)		170,639
Shares issued on exercise of warrants	26,390,553	$ 31,678,716		(5,288,163)	0	0	0
Shares issued on exercise of warrants (in shares)		8,661,887
Shares issued on exercise of warrant liability	109,287,493	$ 109,287,493		0	0	0	0
Shares issued on exercise of warrant liability (in shares)		4,089,999
Shares issued on settlement of accounts payable	0	$ 398,317	(398,317)	0	0	0	0
Shares issued on settlement of accounts payable (in shares)		380,000
Expiry of broker warrants	0	$ 0		(67,812)	67,812	0	0
Share based payments	9,875,359	0		0	9,875,359	0	0
Share based payments tax withholding	(728,556)	0		0	(728,556)	0	0
Balance at ending of period at Dec. 31, 2021	$ 565,967,231	$ 636,597,470	$ 0	$ 2,163,073	$ 11,925,834	$ (188,259,503)	$ 103,540,357
Balance at ending of period (in shares) at Dec. 31, 2021	93,837,221	169,590,061